The breakdown, by classification and type, of the balance of “Marketable debt securities” is as follows: (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classification:
Financial liabilities at amortized cost		R$ 79,036,792	R$ 56,875,514	R$ 73,702,474
Total		79,036,792	56,875,514	73,702,474
Type:
Real estate credit notes - LCI	[1]	21,459,182	18,846,138	21,266,079
Eurobonds		12,952,068	9,399,277	8,715,382
Treasury Bills	[2]	25,074,264	12,749,911	27,587,340
Agribusiness credit notes - LCA		16,989,434	14,746,831	14,776,877
Guaranteed Real Estate Credit Notes	[3]	2,561,845	1,133,356	1,356,796
Total		R$ 79,036,792	R$ 56,875,514	R$ 73,702,474

[1]	Real estate credit bills are fixed-income securities backed by real estate credits and guaranteed by mortgage or fiduciary sale of real estate. On December 31, 2021, they mature between 2022 and 2028 (2020 - with maturity between 2021 to 2027 2019 - with maturity between 2020 to 2026).
[2]	The main characteristics of the financial bills are a minimum term of two years, a minimum face value of R$50 and early redemption permit of only 5% of the issued amount. As of December 31, 2021, they mature between 2022 and 2031 (2020 – with maturity between 2021 to 2025 and 2019 – with maturity between 2020 to 2025).
[3]	Guaranteed Real Estate Bills are fixed-income securities backed by real estate credits guaranteed by the issuer and by a pool of real estate credits separated from the other assets of the issuer. As of December 31, 2021, they have a maturity period between 2022 and 2035 (12/31/20120- with a maturity period between 2021 and 2023).